Exhibit 99.03 Schedule 6

ATR QM Upload

Loans in Report:	1

Loan Number	Deal	Seller Loan Number	Original Principal Balance	State	Loan Level ATR/QM Status	Verification Safe Harbor (VSH)?	Lender Provided ATR/QM Worksheet	Initial Lender ATR/QM Status	Application Date	Borrower 1 Citizenship	Borrower 2 Citizenship	Borrowers Qualified Through a Non-Resident Alien Program	Occupancy	Property Type	Number of Units	Loan Type	Exempt Loan Product Type	Exempt Loan Housing Agency	Community Housing Development	Credit Under Economic Stabilization Act Of 2008	Refinance Of Non-Standard Mortgage	Higher Priced Covered Transaction	State Prepay Exceptions	Loan Purpose	Loan Term Exceeds 30 Years	Interest Only Feature	Negative Amortization	Balloon Payment	Prepay Penalty Flag	Prepayment Penalty Type	Prohibited Prepayment Penalty	Exceeds Points And Fees	Exceeds DTI Limit	Lien Position	APR	QM Calculated DTI Adherence	QM Lenders DTI Adherence	QM Fee Adherence - Total Charges %	QM Fee Adherence - Lenders Fee %	Fannie Mae Eligible	Freddie Mac Eligible	VA Guaranty Eligible	FHA Insured Eligible	USDA Guarantee Eligible	Rural Housing Service Insured Eligible	QM - Expected Income Or Assets For DTI	QM - Current Employment Status For DTI	QM - Monthly Payment On Subject Loan For DTI	QM - Monthly Payment On Additional Loan For DTI	QM - Monthly Payment Mortgage Related Obligations	QM - Current Debt Obligations Alimony and Child Support for DTI	QM - Monthly DTI Ratio Or Residual Income	One or more Verification Safe Harbor Guidelines used?	Current/Reasonably Expected Income or Assets per Guideline used?	Current Debt Obligations, Alimony & Child Support per Guideline used?	Monthly DTI (includes monthly payment on subject loan and simultaneous loans)	Monthly Residual Income per guideline used?	Compensating Factors used for QM determination documented before closing?	ATR - Guidelines Provided to Document Approach	ATR - Current And Expected Income And Assets	ATR - Current Employment Status	ATR - Mortgage Payment Obligation	ATR - Mortgage Payment on Simultaneous Transaction	ATR - Payment For Mortgage Related Obligations	ATR - Debt Obligations Including Alimony and Child Support	ATR - Monthly DTI Ratio or Residual Income	ATR - Consumer Credit History	ATR Lenders - DTI (Back)	ATR Calculated DTI (Back)	QM Lender Value DTI (Back)	QM Calculated DTI (Back)	Initial DTI (Back)	DTI Qualifying (Back)	Residual Income Analysis in File	Residual Income Guidelines	Did Loan Meet Guidelines	Residual Income Amount	Asset Depletion	Asset Depletion Months Amortized	Asset Utilization	Partial Asset Depletion	Short Sale	Short Sale Date	Deed In Lieu	Deed In Lieu Date	QRM Flag	Borrower 2 Guarantor Flag	Borrower 2 Personal Guaranty Recourse to Borrower	Borrower 3 Guarantor Flag	Borrower 3 Personal Guaranty Recourse to Borrower	Borrower 4 Guarantor Flag	Borrower 4 Personal Guaranty Recourse to Borrower	Borrower 1 Paystub Flag	Borrower 1 Paystub Number of Months	Borrower 2 Paystub Flag	Borrower 2 Paystub Number of Months	Borrower 3 Paystub Flag	Borrower 3 Paystub Number of Months	Borrower 4 Paystub Flag	Borrower 4 Paystub Number of Months	Borrower 1 W2 Flag	Borrower 1 W2 Number of Months	Borrower 2 W2 Flag	Borrower 2 W2 Number of Months	Borrower 3 W2 Flag	Borrower 3 W2 Number of Months	Borrower 4 W2 Flag	Borrower 4 W2 Number of Months	Borrower 1 Personal Tax Return Flag	Borrower 1 Personal Tax Return Number of Months	Borrower 2 Personal Tax Return Flag	Borrower 2 Personal Tax Return Number of Months	Borrower 3 Personal Tax Return Flag	Borrower 3 Personal Tax Return Number of Months	Borrower 4 Personal Tax Return Flag	Borrower 4 Personal Tax Return Number of Months	Borrower 1 Business Tax Return Flag	Borrower 1 Business Tax Return Number of Months	Borrower 2 Business Tax Return Flag	Borrower 2 Business Tax Return Number of Months	Borrower 3 Business Tax Return Flag	Borrower 3 Business Tax Return Number of Months	Borrower 4 Business Tax Return Flag	Borrower 4 Business Tax Return Number of Months	Borrower 1 Verbal VOE Flag	Borrower 1 Verbal VOE Number of Months	Borrower 2 Verbal VOE Flag	Borrower 2 Verbal VOE Number of Months	Borrower 3 Verbal VOE Flag	Borrower 3 Verbal VOE Number of Months	Borrower 4 Verbal VOE Flag	Borrower 4 Verbal VOE Number of Months	Borrower 1 Written VOE Flag	Borrower 1 Written VOE Form	Borrower 1 Written VOE Number of Months	Borrower 2 Written VOE Flag	Borrower 2 Written VOE Form	Borrower 2 Written VOE Number of Months	Borrower 3 Written VOE Flag	Borrower 3 Written VOE Form	Borrower 3 Written VOE Number of Months	Borrower 4 Written VOE Flag	Borrower 4 Written VOE Form	Borrower 4 Written VOE Number of Months	Borrower 1 P&L Flag	Borrower 1 P&L Prepared By	Borrower 1 P&L Number of Months	Borrower 2 P&L Flag	Borrower 2 P&L Prepared By	Borrower 2 P&L Number of Months	Borrower 3 P&L Flag	Borrower 3 P&L Prepared By	Borrower 3 P&L Number of Months	Borrower 4 P&L Flag	Borrower 4 P&L Prepared By	Borrower 4 P&L Number of Months	Borrower 1 Lease Agreement Flag	Borrower 1 Lease Agreement Number of Months	Borrower 2 Lease Agreement Flag	Borrower 2 Lease Agreement Number of Months	Borrower 3 Lease Agreement Flag	Borrower 3 Lease Agreement Number of Months	Borrower 4 Lease Agreement Flag	Borrower 4 Lease Agreement Number of Months	Equity Income Flag	Equity Income Amount	Equity Income Number of Months	Cross Collateralized Loan?	Is the Loan a Short-Term Rental?	DSCR with Rent Schedule Flag	DSCR with Rent Schedule Income Amount	DSCR with Lease Agreement Flag	DSCR with Lease Agreement Income Amount	DSCR %	DSCR Method Used	Borrower 1 CPA Letter with Income Flag	Borrower 1 CPA Letter with Income Number of Months	Borrower 1 CPA Letter without Income Flag	Borrower 1 CPA Letter without Income Number of Months	Borrower 2 CPA Letter with Income Flag	Borrower 2 CPA Letter with Income Number of Months	Borrower 2 CPA Letter without Income Flag	Borrower 2 CPA Letter without Income Number of Months	Borrower 3 CPA Letter with Income Flag	Borrower 3 CPA Letter with Income Number of Months	Borrower 3 CPA Letter without Income Flag	Borrower 3 CPA Letter without Income Number of Months	Borrower 4 CPA Letter with Income Flag	Borrower 4 CPA Letter with Income Number of Months	Borrower 4 CPA Letter without Income Flag	Borrower 4 CPA Letter without Income Number of Months	Borrower 1 Personal Bank Statements Flag	Borrower 1 Personal Bank Statements Number of Months	Borrower 2 Personal Bank Statements Flag	Borrower 2 Personal Bank Statements Number of Months	Borrower 3 Personal Bank Statements Flag	Borrower 3 Personal Bank Statements Number of Months	Borrower 4 Personal Bank Statements Flag	Borrower 4 Personal Bank Statements Number of Months	Borrower 1 Business Bank Statements Flag	Borrower 1 Business Bank Statements Number of Months	Borrower 2 Business Bank Statements Flag	Borrower 2 Business Bank Statements Number of Months	Borrower 3 Business Bank Statements Flag	Borrower 3 Business Bank Statements Number of Months	Borrower 4 Business Bank Statements Flag	Borrower 4 Business Bank Statements Number of Months	Borrower 1 Award Letter Flag	Borrower 1 Award Letter Number of Months	Borrower 2 Award Letter Flag	Borrower 2 Award Letter Number of Months	Borrower 3 Award Letter Flag	Borrower 3 Award Letter Number of Months	Borrower 4 Award Letter Flag	Borrower 4 Award Letter Number of Months	Borrower 1 Offer Letter Flag	Borrower 1 Offer Letter Number of Months	Borrower 2 Offer Letter Flag	Borrower 2 Offer Letter Number of Months	Borrower 3 Offer Letter Flag	Borrower 3 Offer Letter Number of Months	Borrower 4 Offer Letter Flag	Borrower 4 Offer Letter Number of Months	Borrower 1 IRS Transcripts - Tax Returns Flag	Borrower 1 IRS Transcripts - Tax Returns Number of Months	Borrower 1 IRS Transcripts - W2s Flag	Borrower 1 IRS Transcripts - W2s Number of Months	Borrower 2 IRS Transcripts - Tax Returns Flag	Borrower 2 IRS Transcripts - Tax Returns Number of Months	Borrower 2 IRS Transcripts - W2s Flag	Borrower 2 IRS Transcripts - W2s Number of Months	Borrower 3 IRS Transcripts - Tax Returns Flag	Borrower 3 IRS Transcripts - Tax Returns Number of Months	Borrower 3 IRS Transcripts - W2s Flag	Borrower 3 IRS Transcripts - W2s Number of Months	Borrower 4 IRS Transcripts - Tax Returns Flag	Borrower 4 IRS Transcripts - Tax Returns Number of Months	Borrower 4 IRS Transcripts - W2s Flag	Borrower 4 IRS Transcripts - W2s Number of Months	Borrower 1 Income Doc Type Summary	Borrower 2 Income Doc Type Summary	Borrower 3 Income Doc Type Summary	Borrower 4 Income Doc Type Summary	BK Chapter	BK Filing Date	Months Since Filing Date	BK Discharge Date	Months Since Discharge Date	Ever in F/C?	F/C Last Proceeding Date	Borrower 1 Documentation Used to Determine Legal Residency	Borrower 2 Documentation Used to Determine Legal Residency	Borrower 3 Documentation Used to Determine Legal Residency	Borrower 4 Documentation Used to Determine Legal Residency
4000047437	XXXXXX	XXXXXX	XXXXXX	XXXXXX	ATR/QM: Exempt	(No Data)	(No Data)	(No Data)	XXXXXX	U.S. Citizen	(No Data)	(No Data)	Investor	SFR	1	Conventional	No	No	(No Data)	(No Data)	(No Data)	Yes	(No Data)	Cashout Refi	No	Yes	No	No	Yes	5% of amt prepd	(No Data)	Yes	Yes	1	8.4318	No	No	6.842	(No Data)	(No Data)	(No Data)	No	No	No	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	0	0	0	0	0	0	(No Data)	(No Data)	(No Data)	-9411.62	No	0	(No Data)	No	No	(No Data)	No	(No Data)	No	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	(No Data)	No	(No Data)	(No Data)	No	(No Data)	(No Data)	No	(No Data)	(No Data)	No	(No Data)	(No Data)	No	(No Data)	(No Data)	No	(No Data)	(No Data)	No	(No Data)	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	(No Data)	No	No	No	(No Data)	Yes	6800.00	0.845	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	No	(No Data)	DSCR - w/lease agreement - Month-to-Month	(No Data)	(No Data)	(No Data)	No	(No Data)	0	(No Data)	0	No	(No Data)	(No Data)	(No Data)	(No Data)	(No Data)

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